Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0001103982
Registrant Name	Mondelez International, Inc.
Registration File Number	333-270063
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES